Transactions with related parties (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	R$ 23	R$ 11	R$ 159
Purchases of goods, related party transactions	(2,348)	(2,642)	(3,207)
Associates (legal and administration services)
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	23	11	153
Entity controlled management personnel
Disclosure of transactions between related parties [line items]
Revenue from rendering of services, related party transactions	0	0	6
Associate (transaction services)
Disclosure of transactions between related parties [line items]
Purchases of goods, related party transactions	R$ (2,348)	R$ (2,642)	R$ (3,207)